Background and liquidity - Additional Information (Detail) $ / shares in Units, $ in Thousands			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2019 USD ($) $ / shares shares	Jul. 03, 2019	Oct. 31, 2019	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Background And Liquidity [Line Items]
Year formed				2005		2005
Stockholder equity reverse stock splits		0.4551-for-1
Reverse stock splits shares combined		2.1973
Proceeds from issuance initial public offering				$ 130,781	$ 0
Deferred offering costs				5,944	0	$ 195	$ 0
Payments of preferred stock dividends				$ 14,955	$ 0
Minimum [Member]
Background And Liquidity [Line Items]
Period through to sufficiently fund operations						2020-04
Number of months the company have sufficient to fund its operations			12 months
IPO [Member]
Background And Liquidity [Line Items]
Stock issued during period initial public offering, shares | shares	7,812,500
Share price | $ / shares	$ 18.00
Proceeds from issuance initial public offering	$ 130,781
Underwriting discounts and commission	9,844
Deferred offering costs	$ 6,084
Conversion and exercise of preferred stock warrants | shares	588,763
Payments of preferred stock dividends	$ 14,955
IPO [Member] | Stockholders [Member]
Background And Liquidity [Line Items]
Stock issued during period initial public offering, shares | shares	2,868,923